NET INCOME PER SHARE	6 Months Ended
Jun. 30, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
NET INCOME (LOSS) PER SHARE

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NOTE 5:-	NET INCOME PER SHARE

The following table sets forth the computation of the basic and diluted net income per share:

	Six months ended June 30,
	2012	2011
	Unaudited

Net income	$383	$357

Weighted average ordinary shares outstanding	10,382,000	8,303,000

Dilutive effect:
Warrants and Options	1,377,000	1,707,000

Diluted weighted average ordinary shares	11,759,000	10,010,000

Basic net earnings per share	$0.04	$0.04

Diluted net earnings per share	$0.03	$0.04